Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax

Income tax consists of the followings:

	March 31, 2025	March 31, 2024	March 31, 2023
Current income taxes	$171,683	$297,284	$179,261
Deferred income taxes	(196,288)	(187,662)	51,036
(Benefit from) provision for income taxes	$(24,605)	$109,622	$230,297

Schedule of Statutory and Effective Tax Expenses

The following table provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2025, 2024 and 2023:

	March 31, 2025	March 31, 2024	March 31, 2023
Income before income taxes	$3,157,960	$2,927,447	$1,840,352
Cayman Islands statutory income tax rate	0%	0%	0%
Income taxes computed at Cayman Islands statutory income tax rate	—	—	—

PRC statutory income tax rate	25%	25%	25%
Income tax computed at statutory income tax rate	789,490	731,862	460,088
Tax effect on additional deductible expense	(521,082)	(345,014)	(50,606)
Tax effect on non-deductible expense	33,721	20,496	60,461
Tax effect on tax losses not utilized	—	—	4,850
Tax effect on utilization of tax losses	—	—	(111,497)
Tax effect on preferential tax rates	(326,734)	(297,722)	(184,035)
Change in deferred income taxes	—	—	51,036
(Benefit from) provision for income taxes	$(24,605)	$109,622	$230,297

The following table reconciles the statutory rate to the Company’s effective tax rate for the year ended March 31, 2025, 2024 and 2023:

	March 31, 2025	March 31, 2024	March 31, 2023
Cayman Islands statutory income tax rate	0%	0%	0%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Tax effect on additional deductible expense	(16.6)%	(11.8)%	(2.7)%
Tax effect on non-deductible expense	1.1%	0.7%	3.3%
Tax effect on tax losses not utilized	—	—	0.3%
Tax effect on utilization of tax losses	—	—	(6.1)%
Tax effect on preferential tax rates	(10.3)%	(10.2)%	(10.0)%
Change in deferred income taxes	—	—	2.7%
Effective income tax rate	(0.8)%	3.7%	12.5%

Schedule of Deferred Tax Assets

The significant components of deferred tax assets are as follows:

	March 31, 2025	March 31, 2024
Allowance for expected credit loss	$465,083	$271,247
Impairment for contract cost	19,621	19,720
Valuation allowance	—	—
Deferred tax assets	$484,704	$290,967

Schedule of Movement of Deferred Tax Assets

The movement of deferred tax assets is as follows:

	March 31, 2025	March 31, 2024	March 31, 2023
Balance at beginning of the year	$290,967	$110,064	$174,397
Charged to income – operating loss	—	—	(111,497)
Credited to income – allowance for expected credit loss	196,288	167,795	60,461
Credited to income – impairment for contract cost	—	19,867	—
Exchange adjustment	(2,551)	(6,759)	(13,297)
Ending balance	$484,704	$290,967	$110,064